Expense Example {- Fidelity Disruptors Fund} - 05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-03 - Fidelity Disruptors Fund	Sep. 28, 2020 USD ($)
Fidelity Disruptors Fund
Expense Example:
1 year	$ 102
3 years	318
Loyalty Class 1
Expense Example:
1 year	77
3 years	240
Loyalty Class 2
Expense Example:
1 year	51
3 years	$ 160